Consolidated Statements of Loss and Comprehensive Loss	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 70,179,033	$ 10,035,468	¥ 248,831,457	¥ 440,536,632
Cost of revenues	(57,760,468)	(8,259,637)	(201,991,119)	(424,345,616)
Gross profit	12,418,565	1,775,831	46,840,338	16,191,016
Operating expenses:
Sales and marketing expenses	5,717,156	817,542	6,872,836	7,590,244
General and administrative expenses	20,419,861	2,918,361	54,573,795	22,186,942
Research and development expenses	3,220,460	460,520	5,774,688	11,761,358
Impairment of long-term prepayments				155,307,333
Impairment of intangible assets				4,641,741
Impairment of educational contents				197,466,973
Total operating expenses	29,357,477	4,196,423	67,221,319	398,954,591
Loss from operations	(16,938,912)	(2,420,592)	(20,380,981)	(382,763,575)
Other income (expenses):
Investment income	75,381	10,779	441,949	600,375
Interest (expenses) income, net	3,494	500	(551,716)	(1,357,399)
Other (expenses) income, net	887,195	126,867	(313,680)	(41,621)
Government grants	12,443	1,780	247,005	960,224
Total other income (loss), net	978,513	139,926	(176,442)	161,579
Loss before income tax	(15,960,399)	(2,280,666)	(20,557,423)	(382,601,996)
Income tax expense	(339,660)	(48,571)	(12,853,549)	(211,267)
Net loss	(16,300,059)	(2,329,237)	(33,410,972)	(382,813,263)
Net (loss) income attributable to noncontrolling interests	(561,372)	(80,275)	102,543	(9,312,526)
Net loss attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	(15,738,687)	(2,248,962)	(33,513,515)	(373,500,737)
Net loss	(16,300,059)	(2,329,237)	(33,410,972)	(382,813,263)
Other comprehensive income:
Foreign currency translation adjustments	(1,290,943)	(184,602)	164,691	3,575,835
Total comprehensive loss	(17,591,002)	(2,513,839)	(33,246,281)	(379,237,428)
Net comprehensive (loss) income attributable to noncontrolling interests	(561,372)	(80,275)	102,543	(9,312,526)
Comprehensive loss attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	¥ (17,029,630)	$ (2,433,564)	¥ (33,348,824)	¥ (369,924,902)
Loss per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.08)	$ (0.01)	¥ (0.24)	¥ (3.08)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.08)	$ (0.01)	¥ (0.24)	¥ (3.08)
Weighted average number of shares
Basic (in Shares)	208,200,411	208,200,411	138,018,033	121,110,000
Diluted (in Shares)	208,200,411	208,200,411	138,018,033	121,110,000